Goodwill and Intangible Assets - Net Carrying Amount of Other Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets, accumulated amortization	$ 326.1	$ 314.0
Indefinite-lived Intangible Assets (Excluding Goodwill)	12.4	12.4
Total	171.4	228.3
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Intangible assets, accumulated amortization	325.5	313.4
Intangible assets subject to amortization	159.0	215.9
Licenses
Finite-Lived Intangible Assets [Line Items]
Intangible assets, accumulated amortization	$ 0.6	$ 0.6